Related-Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Related-Party Balances and Transactions

11	Related-Party Balances and Transactions

(a) São Paulo State

(i)       Accounts receivable, interest on capital payable, revenue and expenses

	December 31, 2023	December 31, 2022
Accounts receivable
Current:
Sanitation services (ii)	169,515	144,937
Allowance for losses	(50,498)	(49,595)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (iii) and (iv)	36,241	13,376
- GESP Agreement – 2015 (vi)	106,022	97,075

Total current	261,280	205,793

Noncurrent:
Agreement for the installment payment of sanitation services	1,361	1,361
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (vi)	933,911	949,589

Total noncurrent	935,272	950,950

Total receivables	1,196,552	1,156,743

Assets:
Sanitation services	120,378	96,703
Reimbursement of additional retirement and pension benefits (G0)	1,076,174	1,060,040

Total	1,196,552	1,156,743

Liabilities:
Interest on capital payable	420,564	372,550

	2023	2022	2021

Revenue from sanitation services	775,988	661,955	522,608
Payments received from related parties	(741,089)	(632,501)	(439,349)

Payment received from reimbursement referring to Law 4,819/58	(189,713)	(186,690)	(179,787)

(ii) Sanitation services

The Company provides water supply and sewage services to the São Paulo State Government and other companies related to it in terms and conditions deemed by Management as usual market terms and conditions, except for the settlement of credits, which may be made according to item (iii) of this Note.

(iii) Reimbursement of additional retirement and pension benefits paid

Refers to additional retirement and pension benefits provided for in State Law 4,819/1958 ("Benefits") paid by the Company to former employees or pensioners, referred to as G0.

Under the GESP Agreement, executed in 2001, the São Paulo State acknowledges being responsible for the charges arising from the Benefits, provided that the payment criteria established by the State Personnel Expenses Department (DDPE), be met, based on legal guidance of the Legal Counsel of the Treasury Department and the State Attorney General Office (PGE).

As explained in item (iv), the São Paulo State’s validation of the amounts due to the Company because of the Benefits found divergences regarding the calculation and eligibility criteria of the Benefits applied by the Company.

See additional information about the G0 plan in Note 22 (ii).

As a result of a court decision, SABESP is responsible for the payments.

(iv) Disputed amounts

As of November 17, 2008 the Company and the São Paulo State signed the Third Amendment to the GESP Agreement, when the disputed and undisputed amounts were calculated. The amendment established the efforts to calculate the Disputed Amount of the Benefits. According to clause four of such instruments, the Disputed Amount consists of the difference between the Undisputed Amount and the amount actually paid by the Company as additional retirement and pension benefits provided for in Law 4,819/1958, for which the State of São Paulo was originally responsible for because of a court decision.

By entering into the Third Amendment, the State Attorney General Office (PGE) agreed to reassess the differences that gave rise to the Disputed Amount of the benefits provided for in Law 4,819/1958. At the time, this expectation was based on the willingness of the PGE to reassess the matter and the implied right of the Company to the reimbursement, including based on opinions from external legal counsel.

However, the recent opinions issued by the PGE received on September 4 and 22, 2009 and January 4, 2010, denied the reimbursement of the portion previously defined as Disputed Amount.

The third amendment also provides for the regularization of the monthly flow of benefits. While SABESP is responsible for the monthly payments, the São Paulo State shall reimburse the Company based on the criteria identical to those applied in the calculation of the Undisputed Amount. Should there be no preventive court decision, the State will directly assume the monthly payment flow of the portion deemed as undisputed.

Even though the negotiations with the State are still in progress, it is not possible to assure that the Company will recover the Disputed Amount in a friendly way.

Continuing the actions that aim to recover the credit that Management understands to be owed by the São Paulo State, related to the divergences in the reimbursement of the additional retirement and pension benefits paid by the Company, SABESP: (i) on March 24, 2010, addressed a message to the Controlling Shareholder by sending a letter resolved by the Executive Board proposing that the matter be discussed at B3’s Arbitration Chamber; (ii) in June 2010, sent to the Treasury Department a proposal of an agreement to settle said pending matters. The proposal was not accepted; (iii) on November 9, 2010, filed a lawsuit against the São Paulo State seeking full reimbursement of the amounts paid as benefits provided for in Law 4,819/1958 to settle the Disputed Amount under discussion between the Company and the São Paulo State. Despite the lawsuit, the Company will insist on reaching an agreement during the course of the lawsuit, as it believes that a reasonable agreement is better for the Company and its shareholders than waiting for the end of the lawsuit.

As of December 31, 2023 and 2022, the disputed amounts between SABESP and the São Paulo State, referring to additional retirement and pension benefits paid (Law 4,819/1958), totaled R$ 1,583,449 and R$ 1,482,140, respectively, for which allowances for doubtful accounts were recorded for the total amount.

(v) Actuarial Liability

The Company recognized an actuarial liability corresponding to additional retirement and pension benefits paid to employees, retired employees, and pensioners of the G0 Plan. As of December 31, 2023 and 2022, the amounts corresponding to such actuarial liability were R$ 2,098,622 and R$ 2,002,075, respectively. For detailed information on additional retirement and pension benefits, see Note 22.

(vi) GESP Agreement - 2015

On March 18, 2015, the Company, the São Paulo State, and Department of Water and Electric Energy (DAEE), through the Department of Sanitation and Water Resources, entered into an Agreement totaling R$ 1,012,310, R$ 696,283 of which referring to the principal of the Undisputed Amount mentioned in item (iii) and R$ 316,027 to the inflation adjustment of the principal until February 2015.

The principal will be paid in 180 installments, as follows:

•	The first 24 installments were settled upon the transfer of 2,221,000 preferred shares issued by Companhia de Transmissão de Energia Elétrica Paulista (CTEEP), totaling R$ 87,174, based on the share closing price of March 17, 2015, which were sold on April 20, 2016; and

•	The amount of R$ 609,109, is being paid in 156 monthly installments, adjusted by the IPCA until the initial payment date, i.e. April 5, 2017. As of this date, the installments are being adjusted by IPCA plus a simple interest of 0.5% per month.

As of July 22, 2022, the decision regarding the lawsuit that challenged the possibility of transferring the reservoirs was published in the State Official Gazette, preventing the transfer of the reservoirs to SABESP. Accordingly, as provided for in the agreement, the São Paulo State will pay SABESP, in addition to the principal, an inflation adjustment of R$ 316,027 (restated until February 2015) in 60 installments, beginning in April 2030. The amount will be adjusted by IPCA until the initial date of the payments and, as of that date, IPCA plus simple interest of 0.5% per month will be levied on the amount of each installment.

In July 2022, R$ 325,561 referring to the adjustment for inflation until that date was recorded at present value.

As of December 31, 2023, the balance receivable was R$ 106,022 in current assets (R$ 97,075 as of December 31, 2022) and R$ 933,911 in noncurrent assets (R$ 949,589 as of December 31, 2022).

(b)   Use of Reservoirs – EMAE

Empresa Metropolitana de Águas e Energia S.A. (EMAE) planned to receive the credit and obtain financial compensation for alleged past and future losses in electricity generation arising from water collection, and compensation for costs already incurred and to be incurred with the operation, maintenance and inspection of the Guarapiranga and Billings reservoirs used by SABESP in its operations.

As of October 28, 2016, the Company entered into an agreement based on a Private Transaction Agreement and Other Adjustments to settle the disputes fully and completely and SABESP will continue using the reservoirs.

As of December 31, 2023, the balance of the agreement totaled R$ 8,876 and R$ 99,279 in Other Liabilities, under current and noncurrent liabilities, respectively (in December 31, 2022, R$ 8,456 and R$ 95,033).

(c)   Agreements with reduced tariffs for State Entities that join the Rational Water Use Program (PURA)

The Company has signed agreements with government entities related to the São Paulo State Government that benefit them with a reduction of 25% in the tariff of water supply and sewage services when they are not in default. These agreements provide for the implementation of the rational water use program, which takes into consideration the reduction in water consumption.

(d)   Guarantees

The São Paulo State provides guarantees for some of the Company’s borrowings and financing and does not charge any related fees. See Note 17.

(e) Personnel assignment agreement among entities related to the São Paulo State Government

The Company has personnel assignment agreements with entities related to the State Government, whose expenses are fully charged.

In 2023, expenses with employees assigned to other state entities totaled R$ 8,165 (R$ 800 in 2022 and R$ 734 in 2021).

No expenses with employees from other entities assigned to the Company were recorded in 2023, 2022 and 2021.

(f)  Non-operating assets

As of December 31, 2023 and 2022, the Company had an amount of R$ 3,613 related to a land and lent structures.

(g) SABESPREV

The Company sponsors a defined benefit plan (G1 Plan), which is operated and administered by SABESPREV. The net actuarial liability recognized as of December 31, 2023 totaled R$ 44,249 (R$ 148,116 as of December 31, 2022). See Note 22.

(h) Compensation of the Fiscal Council and Management Key Personnel

The compensation of the Executive Officers, members of the Audit Committee and Boards of Directors and Fiscal Councils of the Companies controlled by the São Paulo State complies with the guidelines of the State Capital Defense Council (CODEC) and is defined at the Annual Shareholders’ Meeting, as per article 152 of Brazilian Corporation Law.

CODEC defines that the proposal for global and individual compensation of the statutory bodies for publicly held companies listed in B3’s Novo Mercado segment, controlled by the State, must be prepared by the Board of Directors under the Company’s Bylaws, within the scope of the Institutional Compensation Policy and submitted for approval of the Annual Shareholders’ Meeting.

In addition to the monthly compensation, the members of the Board of Directors, Fiscal Council and Executive Board receive an annual reward equivalent to a monthly fee, calculated on a prorated basis referring to fees in effect in December of each year. The purpose of this reward is to define a compensation similar to the Christmas bonus paid to the Company’s registered employees, given that the relationship of Management with the Company has a statutory nature.

Benefits paid to Executive Officers only - meal vouchers, food vouchers, healthcare, private pension, annual rest (with the characteristic of paid leave of thirty (30) calendar days, with additional payment corresponding to one third of the monthly fees for such rest), and FGTS.

SABESP pays bonuses for purposes of compensation of its Executive Officers, under the guidelines of the São Paulo State, such as a motivation policy, provided that the Company actually calculates quarterly, semi-annual and annual profits, and distributes mandatory dividends to shareholders, even if in the form of interest on capital. Annual bonuses cannot exceed six times Management’s monthly compensation or 10 % of the interest on capital paid by the Company, prevailing the shortest amount.

Expenses related to the compensation of the members of the Fiscal Council appointed by the controlling shareholder and Management members totaled R$ 8,550, R$ 6,175 and R$ 6,369 in 2023, 2022 and 2021, respectively.

Additional amounts of R$ 1,885, R$ 1,305 and R$ 1,440, referring to the executive officers’ bonus program, were recorded in 2023, 2022 and 2021, respectively.

(i)       Loan agreement through credit facility

The Company holds interest in certain Special Purpose Entities (SPEs), in which it does not hold the majority interest but has cast vote and power of veto in some matters but cannot use such power of veto in a way to affect the returns of its investments. Therefore, these SPEs are considered for accounting purposes as joint arrangements.

Aquapolo Ambiental

The Company entered into a loan agreement through credit facility with the SPE Aquapolo Ambiental S/A to finance the operations of that company, until the borrowings and financing requested with financial institutions are granted.

The loan originally matured on April 30, 2015, but was extended to October 30, 2015. On November 25, 2015, a new amendment changed the payment schedule for three annual installments, the first of which matures on December 30, 2021 and the last on December 30, 2023.

This agreement was settled on July 21, 2023.

Águas de Andradina

The Company entered into a loan agreement through a credit facility with SPE Águas de Andradina S/A to finance the operations of that company.

As of December 31, 2023, the balance of principal and interest of this agreement totaled R$ 694 and R$ 2,814, which was recorded in “Other assets” under current and noncurrent assets (R$ 242 and R$ 2,814, respectively, as of December 31, 2022), at CDI + 3% p.a.

This agreement was executed on August 17, 2021. The amount of principal adjustment, accrued interest, and any other taxes must be paid in full by August 31, 2025.

Sabesp Olímpia

The Company formalized a loan agreement through a credit facility with Sabesp Olímpia S/A, making available the necessary funds for the payment of the first installment of the Fixed Concession Fee to the Municipality of Estância Turística de Olímpia, which was a prerequisite for the signing of the water and sewage concession agreement.

As of December 31, 2023, the balance of principal and interest of this agreement totaled R$ 78,611, which was recorded in “Other assets” under noncurrent assets, at CDI + 2% p.a.

This agreement was executed on September 26, 2023. The principal and the accumulated interest on the principal must be fully repaid by September 2040.

(j) FEHIDRO

In April 2021, the Company entered into three financing agreements under the State Fund for Water Resources (FEHIDRO). The funds will be aimed at the execution of works and sewage services in the municipalities of São Paulo, Itapecerica da Serra and Vargem Grande Paulista. The investment totaled R$ 10.8 million, R$ 8.7 million of which, or 80% of the total, will be financed by FEHIDRO and R$ 2.1 million, or 20% of the total, will be financed by SABESP. The financing interest rate is 3.00% p.a., with a total term of 59 months, 18 months of which corresponds to the grace period, and 41 months to amortization.

As of December 31, 2023, the balance of these financings totaled R$ 1.3 million (as of December 31, 2022 – R$ 5.1 million).